Note 1 - Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Debt Securities, Held-to-Maturity [Table Text Block]
	December 31, 2025	December 31, 2024

Held to maturity U.S. Treasury securities
Amortized Cost	$-	$950
Gross Unrealized Gain	$-	$26
Fair Value	$-	$977

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Numerator:
Net earnings attributable to Bel shareholders	$61,536	$40,960	$73,831
Less dividends declared:
Class A	508	508	512
Class B	2,957	2,931	2,997
Undistributed earnings	$58,071	$37,521	$70,322

Undistributed earnings allocation:
Class A undistributed earnings	$9,329	$6,064	$11,318
Class B undistributed earnings	48,742	31,457	59,004
Total undistributed earnings	$58,071	$37,521	$70,322

Net earnings allocation:
Class A net earnings	$9,837	$6,572	$11,830
Class B net earnings	51,699	34,388	62,001
Net earnings	$61,536	$40,960	$73,831

Denominator:
Weighted average shares outstanding:
Class A - Basic and Diluted	2,115	2,124	2,142
Class B - Basic	10,525	10,491	10,634
Class B - Diluted	10,546	10,491	10,634

Net earnings per share attributable to Bel shareholders:
Class A - Basic and Diluted	$4.65	$3.10	$5.52
Class B - Basic	$4.91	$3.28	$5.83
Class B - Diluted	$4.90	$3.28	$5.83